Concentrations - Schedule of Revenue from Each Geographic Location (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 1,475,393	$ 1,746,525	$ 4,163,750	$ 4,453,906	$ 5,869,558	$ 5,726,572
Europe [Member]
Revenue	$ 1,044,503	$ 1,132,882	$ 2,749,781	$ 3,216,613
Concentration risk percentage	70.80%	64.90%	66.00%	72.20%	70.70%	67.10%
North America [Member]
Revenue	$ 290,065	$ 479,463	$ 1,035,904	$ 816,699
Concentration risk percentage	19.70%	27.50%	24.90%	18.30%	19.80%	22.40%
South America [Member]
Revenue	$ 8,609	$ 13,131	$ 20,510	$ 33,841
Concentration risk percentage	0.60%	0.80%	0.50%	0.80%	0.70%	4.00%
Asia & Pacific [Member]
Revenue	$ 101,244	$ 100,380	$ 279,247	$ 312,848
Concentration risk percentage	6.90%	5.70%	6.70%	7.00%	7.10%	5.50%
Australia & Oceanic [Member]
Revenue	$ 21,655	$ 12,141	$ 42,594	$ 35,912
Concentration risk percentage	1.50%	0.70%	1.00%	0.80%
Africa [Member]
Revenue	$ 9,317	$ 8,528	$ 35,714	$ 37,994
Concentration risk percentage	0.60%	0.50%	0.90%	0.90%	0.80%	1.00%